SHARE-BASED COMPENSATION PLAN (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Grant Date Fair Value of Options [Abstract]
Compensation expense related to the stock option awards	$ 339	$ 285	$ 156
Options with Two Year Vesting [Member] | Stock Option [Member]
Share-based Compensation Grant Date Fair Value of Options [Abstract]
Volatility	57.50%
Dividend yield	10.00%
Risk-free interest rate	1.64%
Weighted-average grant date fair value (in dollars per share)	$ 0.59
Options with Three Year Vesting [Member] | Stock Option [Member]
Share-based Compensation Grant Date Fair Value of Options [Abstract]
Volatility	52.50%
Dividend yield	10.00%
Risk-free interest rate	1.65%
Weighted-average grant date fair value (in dollars per share)	$ 0.58
2011 Equity Incentive Plan [Member]
Share-based Compensation [Abstract]
Number of shares authorized (in shares)	537,665
Common shares unvested (in shares)	0	4,500
Treasury shares (in shares)	0	42,000
Total compensation cost for the period	$ 100	$ 100	$ 100
2011 Equity Incentive Plan [Member] | Stock Option [Member]
Share-based Compensation [Abstract]
Number of shares authorized (in shares)	1,000,000
Amended 2011 Equity Incentive Plan [Member] | Stock Option [Member]
Share-based Compensation [Abstract]
Shares available for future issuance (in shares)			1,000,000
Stock option grants (in shares)	0	0
Stock option exercise price (in dollars per share)			$ 4.70
Additional compensation cost	$ 100
Share-based Compensation Grant Date Fair Value of Options [Abstract]
Compensation expense related to the stock option awards	200	$ 300	$ 100
Unrecognized cost related to non-vested stock options	$ 100
Average vesting period	9 months 18 days
Forfeiture shares (in shares)	0
Stock option, exercised (in shares)	0
Amended 2011 Equity Incentive Plan [Member] | Options with Two Year Vesting [Member] | Stock Option [Member]
Share-based Compensation [Abstract]
Stock option grants (in shares)			755,000
Vesting period	12 months		2 years
Amended 2011 Equity Incentive Plan [Member] | Options with Three Year Vesting [Member] | Stock Option [Member]
Share-based Compensation [Abstract]
Stock option grants (in shares)			234,000
Vesting period			3 years